                                                         File No. 333-64349
                                                         File No. 811-9019

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]
Pre-Effective Amendment No.___                                        [   ]
Post-Effective Amendment No. __6__                                    [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]
Amendment No. __6__                                                   [ X ]


                          DOW TARGET VARIABLE FUND LLC
                           (Exact Name of Registrant)

                                One Financial Way
                             Montgomery, Ohio 45242
                     (Address of Principal Executive Office)
                                 (513) 794-6316
                         (Registrant's Telephone Number)

                          Ronald L. Benedict, Secretary
                          Dow Target Variable Fund LLC
                                  P.O. Box 237
                             Cincinnati, Ohio 45201
                     (Name and Address of Agent for Service)

                                   Notice to:
                        W. Randolph Thompson, Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                        1025 Thomas Jefferson Street, NW
                              Washington, DC 20007

Approximate Date of Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):


____ immediately upon filing pursuant to paragraph (b)
_X__ on May 1, 2003 pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on (May 1, 2003) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Membership interests in Dow Target
                                       Variable Fund LLC

                                     Part A


                      Information Required in a Prospectus

                                   PROSPECTUS
                                  MAY 1, 2003
                      THE DOW(SM) TARGET VARIABLE FUND LLC
                               One Financial Way
                             Montgomery, Ohio 45242
                                 (800) 366-6654

     The Dow Target Variable Fund LLC (the "Fund") is an open-end investment company. Its "Dow Target 10" portfolios are 4 non-diversified portfolios of the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second last business day prior to the beginning of each portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." Its "Dow Target 5" portfolios are 4 non-diversified portfolios of the common stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolios' annual term.

     The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each portfolio of the Fund are not expected to reflect the entire Dow index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

     The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Form 8520D-5

                               TABLE OF CONTENTS


Investment Strategy...................      3
Fund Fees and Expenses................      3
Risks.................................      4
Dow Target 10 -- First Quarter
  Portfolio...........................      6
Dow Target 10 -- Second Quarter
  Portfolio...........................      6
Dow Target 10 -- Third Quarter
  Portfolio...........................      7
Dow Target 10 -- Fourth Quarter
  Portfolio...........................      7
Dow Target 5 -- First Quarter
  Portfolio...........................      8
Dow Target 5 -- Second Quarter
  Portfolio...........................      8
Dow Target 5 -- Third Quarter
  Portfolio...........................      9
Dow Target 5 -- Fourth Quarter
  Portfolio...........................      9
Fund Organization.....................     10
Fund Management.......................     10
The Dow Jones Industrial
  Average(SM).........................     11
Total Return History of the Dow 10 and
  Dow 5 Strategies (Not the Fund).....     11
Performance Data......................     12
Pricing of Fund Interests.............     13
Fund Dividends and Distributions......     13
Taxes.................................     13
Financial Highlights of Dow Target
  Variable Fund LLC...................     13
Financial Highlights..................     14


Form 8520D-5

INVESTMENT STRATEGY

     The Fund has 8 non-diversified portfolios. Each one is named after a different quarter (Dow Target 10 First Quarter portfolio, Dow Target 5 First Quarter portfolio, Dow Target 10 Second Quarter portfolio, Dow Target 5 Second Quarter portfolio, etc.). On or about the first business day of each calendar quarter, each portfolio named for that quarter invests substantially all its assets in the 10 Dogs of the Dow stocks, or the 5 lowest priced Dogs of the Dow stocks, as the case may be, as determined at the close of the second to last business day of the preceding quarter. Fund management then sets the proportionate relationships among the 10 or 5 stocks in that portfolio for the next 12 months. For example, the stocks held in a First Quarter portfolio are maintained in their same relative proportions until the end of December. Those in a Second Quarter portfolio are held until the end of the next March and so on. At the end of a portfolio's twelfth month, the portfolio is re-balanced with a new mix of 10 or 5 stocks.

     All purchases of Fund interests (variable annuity separate accounts) during any quarter are invested in that quarter's portfolios. After that quarter ends, you may not make further purchases of that quarter's portfolio interests until the corresponding quarter in later years. Any additional Fund purchases after the first business day of a portfolio's quarter will duplicate, as nearly as is practicable, the original proportionate relationships among its 10 or 5 stocks. Since the prices of each of the stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of 10 or 5 also changes daily. However, the proportion of stocks represented in a portfolio will not change materially.

     The investments of portfolio securities are, to the extent practicable, purchased in substantially equal dollar amounts for each of the 10 or 5 companies. It is generally not possible for management to purchase round lots (usually 100 shares) of those stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of those stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the 10 or 5 stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the 10 or 5 stocks.


                             FUND FEES AND EXPENSES



     THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.



     SHAREHOLDER FEES (fees paid directly from your account): NOT APPLICABLE.



     The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable issued by Ohio National Life. Read your variable contract prospectus for a description of its fees and expenses.



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                                                      TOTAL
                                                                MGT.      OTHER       FUND
PORTFOLIO                                                     EXPENSES   EXPENSES   EXPENSES*
---------                                                     --------   --------   ---------
Dow Target 10-1Q Portfolio..................................    0.60%      1.26%      1.86%
Dow Target 10-2Q Portfolio..................................    0.60%      0.90%      1.50%
Dow Target 10-3Q Portfolio..................................    0.60%      0.84%      1.44%
Dow Target 10-4Q Portfolio..................................    0.60%      1.06%      1.66%

Dow Target 5-1Q Portfolio...................................    0.60%      1.84%      2.44%
Dow Target 5-2Q Portfolio...................................    0.60%      2.45%      3.05%
Dow Target 5-3Q Portfolio...................................    0.60%      1.76%      2.36%
Dow Target 5-4Q Portfolio...................................    0.60%      2.16%      2.76%



* The Adviser is contractually obligated to reimburse portfolios for certain excess operating expenses. In 2002, those reimbursements reduced the total Fund expenses of the Dow Target 10-1Q Portfolio to 1.54%, the Dow Target 10-2Q Portfolio to 1.43%, the Dow Target 10-4Q Portfolio to 1.52%, the Dow Target 5-1Q Dow Target 5-2Q and Dow Target 5-4Q Portfolios to 1.60%, and the Dow Target 5-3Q Portfolio to 1.55%.


Form 8520D-5

  EXAMPLE



     THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING YOUR VARIABLE CONTRACT ASSETS IN THE FUND WITH THE COST OF INVESTING THEM IN OTHER MUTUAL FUNDS.



     THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. THE COSTS INDICATED BELOW DO NOT REFLECT THE ADDITIONAL EXPENSES OF VARIABLE CONTRACTS. THESE COSTS WOULD BE HIGHER IF VARIABLE CONTRACT CHARGES WERE ADDED. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THOSE ASSUMPTIONS, YOUR COSTS WOULD BE:



PORTFOLIO                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------                                                    ------   -------   -------   --------
Dow Target 10-1Q Portfolio.................................   $195    $  634    $1,144     $2,788
Dow Target 10-2Q Portfolio.................................   $156    $  513    $  929     $2,284
Dow Target 10-3Q Portfolio.................................   $151    $  493    $  893     $2,199
Dow Target 10-4Q Portfolio.................................   $174    $  567    $1,025     $2,511

Dow Target 5-1Q Portfolio..................................   $256    $  827    $1,483     $3,565
Dow Target 5-2Q Portfolio..................................   $320    $1,027    $1,831     $4,339
Dow Target 5-3Q Portfolio..................................   $248    $  800    $1,437     $3,461
Dow Target 5-4Q Portfolio..................................   $290    $  932    $1,667     $3,977



RISKS RESULTING FROM DOW STRATEGY



     Investing in the ten Dogs of the Dow stocks, or the five lowest priced of those ten stocks, amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they are currently out of favor relative to the other Dow stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of a portfolio's total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Fund.



     The Dow 10 and 5 strategies select the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of a Dow Target 10 portfolio or approximately 20% of a Dow Target 5 portfolio if, as of the beginning of the portfolio's 12-month term, it is among the ten or five Dow stocks conforming to the portfolio's selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact a portfolio's total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Fund's performance is greater.


     Being limited to ten or five stocks each, the portfolios are not diversified. This can expose each portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

     The Fund's interests are owned entirely by ONLI's variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires, in effect, that each portfolio be diversified as follows at the end of each calendar quarter:

     - no more than 55% of the value of a portfolio's total assets may be represented by any one investment,

     - no more than 70% of the value of portfolio's total assets may be represented by any two investments,

Form 8520D-5

     - no more than 80% of the value of a portfolio's total assets may be represented by any three investments, and

     - no more than 90% of the value of a portfolio's total assets may be represented by any four investments.


     It is a risk, particularly for the Dow Target 5 portfolios, that changes in the market prices of a portfolio's securities during the course of a year could cause the portfolio to fail this test at the end of a quarter. We intend to manage the Fund's portfolios so as to maintain the tax-advantaged status of the variable annuities. If we determine that a portfolio might fail this diversification test, we will purchase or sell securities for that portfolio in order to prevent that failure. In so doing, we will seek to minimize any deviations from the portfolio's standard strategy. If the portfolios fail to pass the diversification test, the contract's status of tax-deferred annuities could be in jeopardy.



RETURNS



     The following bar charts and tables indicate the risks of investing in the Dow Target portfolios. They show changes in the portfolios' performance for the complete calendar year since the portfolios' inception and the portfolios' average annual returns for the year compared to those of the Dow. The portfolios' past performance does not necessarily indicate how they will perform in the future. Variable contract charges are not reflected in the charts or tables. If they were, the returns would be less than those shown.



     As of April 30, 2003, the portfolios were merged with and into the current quarterly portfolios from previous monthly portfolios. The fund performance history reflects the performance of the first month of each quarterly portfolio before the mergers. The following returns are actually the returns of the pre-existing monthly portfolios representing the now existing quarterly portfolios. It is generally anticipated that certain fund expenses will be reduced as a result of the mergers. Although not guaranteed, it is possible that the mergers will result in higher returns. At the same time, because of larger asset levels, other charges could increase, resulting in lower returns.


Form 8520D-5

DOW TARGET 10 -- FIRST QUARTER PORTFOLIO
[bar chart]

99                                                                                2.88
00                                                                                1.79
01                                                                               -3.52
02                                                                              -10.75

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 16.66%. That was for the quarter ended on December 31, 2002. The lowest return for a quarter was -21.87%. That was the quarter ended on September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (1/4/1999)
----------------------------                                  --------    ---------------
Dow Target 10 -- First Quarter Portfolio....................  -10.75%              -2.52%
Dow Jones Industrial Average................................  -15.00%              -2.72%

DOW TARGET 10 -- SECOND QUARTER PORTFOLIO
[bar chart]

00                                                                                2.54
01                                                                               -2.10
02                                                                               -6.61

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 18.98%. That was for the quarter ended on December 31, 2000. The lowest return for a quarter was -20.48%. That was the quarter ended on September 30, 2002.


AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (4/1/1999)
----------------------------                                  --------    ---------------
Dow Target 10 -- Second Quarter Portfolio...................   -6.61%              -0.99%
Dow Jones Industrial Average................................  -15.00%              -9.12%


Form 8520D-5

DOW TARGET 10 -- THIRD QUARTER PORTFOLIO
[bar chart]

00                                                                                4.34
01                                                                               -3.38
02                                                                               -8.52

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 16.38%. That was for the quarter ended on December 31, 2002. The lowest return for a quarter was -20.96%. That was the quarter ended on September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (7/1/1999)
----------------------------                                  --------    ---------------
Dow Target 10 -- Third Quarter Portfolio....................   -8.52%              -5.46%
Dow Jones Industrial Average................................  -15.00%             -19.25%

DOW TARGET 10 -- FOURTH QUARTER PORTFOLIO
[bar chart]

00                                                                                9.12
01                                                                               -1.59
02                                                                               -5.68

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 19.27%. That was for the quarter ended on December 31, 2002. The lowest return for a quarter was -22.97%. That was the quarter ended on September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (10/1/1999)
----------------------------                                  --------    ---------------
Dow Target 10 -- Fourth Quarter Portfolio...................   -5.68%              -1.93%
Dow Jones Industrial Average................................  -15.00%             -14.65%

Form 8520D-5

DOW TARGET 5 -- FIRST QUARTER PORTFOLIO
[bar chart]

00                                                                               13.17
01                                                                               -3.30
02                                                                              -12.60

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 28.87%. That was for the quarter ended on December 31, 2000. The lowest return for a quarter was -25.23%. That was the quarter ended on September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (1/3/2000)
----------------------------                                  --------    ---------------
Dow Target 5 -- First Quarter Portfolio.....................  -12.60%              -1.48%
Dow Jones Industrial Average................................  -15.00%             -23.53%

DOW TARGET 5 -- SECOND QUARTER PORTFOLIO
[bar chart]

01                                                                              -10.64
02                                                                               -9.53

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 22.84%. That was for the quarter ended on December 31, 2002. The lowest return for a quarter was -24.68%. That was the quarter ended on September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (4/3/2000)
----------------------------                                  --------    ---------------
Dow Target 5 -- Second Quarter Portfolio....................   -9.53%               0.24%
Dow Jones Industrial Average................................  -15.00%             -19.78%

Form 8520D-5

DOW TARGET 5 -- THIRD QUARTER PORTFOLIO
[bar chart]

01                                                                               -5.30
02                                                                              -10.79

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 19.45%. That was for the quarter ended on December 31, 2002. The lowest return for a quarter was -23.56%. That was the quarter ended on September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (7/3/2000)
----------------------------                                  --------    ---------------
Dow Target 5 -- Third Quarter Portfolio.....................  -10.79%              -0.04%
Dow Jones Industrial Average................................  -15.00%             -16.45%

DOW TARGET 5 -- FOURTH QUARTER PORTFOLIO
[bar chart]

00                                                                                9.07
01                                                                                3.20
02                                                                               -5.89

     During the period shown in the bar chart, the portfolio's highest return for a quarter was 25.29%. That was for the quarter ended on December 31, 2000. The lowest return for a quarter was -26.55%. That was the quarter ended on September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS                                              SINCE INCEPTION
AS OF DECEMBER 31, 2002                                       ONE YEAR      (10/1/1999)
----------------------------                                  --------    ---------------
Dow Target 5 -- Fourth Quarter Portfolio....................   -5.89%              -3.08%
Dow Jones Industrial Average................................  -15.00%             -14.65%

Form 8520D-5

FUND ORGANIZATION

     The Fund is organized as an Ohio limited liability company. Its Board of Managers is responsible for the Fund's overall management and direction. The Board elects the Fund's officers. The Board approves all significant agreements including those with the investment adviser, sub-adviser, custodian and fund accounting agent. Board members are elected by owners of Fund interests.

     Under Ohio law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in "membership interests". Each Fund interest represents an undivided interest in the stocks held in a Fund portfolio. The Fund is not offered directly to the public. The only direct owner of the Fund's interests is ONLI through its separate accounts. Those of ONLI's variable annuity owners who have contract values allocated to any of the Fund's portfolios have indirect beneficial rights in the Fund's interests.

     All Fund interests have equal voting rights. However, only interests of a particular portfolio are entitled to vote on matters affecting only that portfolio.


     Each issued and outstanding Fund interest is entitled to one vote and to participate equally in dividends and distributions declared by its corresponding portfolio, and in the net assets of the portfolio remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The interests of each portfolio, when issued, are fully paid and not subject to the liabilities of the Managers, Custodian or Depositor. They have no pre-emptive, conversion, cumulative dividend or similar rights. They are freely transferable. Fund interests do not have cumulative rights. This means that owners of more than half of the Fund's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.


     ONLI votes Fund interests it holds in accordance with instructions it receives from the owners of variable annuity contracts issued in connection with each of its separate accounts. Any other Fund interests will be voted in proportion to the instructions received from all variable annuity owners.

FUND MANAGEMENT


     Because of the buy and hold nature of the Fund, there is no individual portfolio manager for the Fund. The Fund's day to day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly-owned subsidiary of ONLI and its address is the same as those of the Fund and ONLI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.


     For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of the average daily total net assets.

     In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

     The Adviser contracts with First Trust Advisors L.P. ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 and Dow 5 strategies in unit investment trusts and other investment companies since 1991.

     First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

     For the services and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily net assets.

Form 8520D-5

     The Fund's transfer agent and accounting agent is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin. The Fund's custodian is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio.

THE DOW JONES INDUSTRIAL AVERAGE(SM)

     The Dow was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, it expanded to 20 stocks in 1916 and to its present size of 30 stocks in 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad stock market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the Dow are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the Dow may be changed at any time, for any reason. Any changes in the components of the Dow made after the stock selection date will not cause a change in the identify of the ten or five stocks included in a portfolio. The following is a list of the companies which currently comprise the Dow.

3M
AT&T Corporation
Aluminum Company of America
American Express Company
Boeing Company
Caterpillar Inc.
Citigroup, Inc.
Coca-Cola Company
Walt Disney Company
International Business Machines Corporation
International Paper Company
Johnson & Johnson
McDonald's Corporation
Merck & Company, Inc.
Microsoft Corporation

E.I. duPont de Nemours & Company
Eastman Kodak Company
Exxon Mobil Corporation
General Electric Company
General Motors Corporation
Hewlett-Packard Co.
Home Depot, Inc.
Honeywell International, Inc.
Intel Corporation
J.P. Morgan Chase & Company, Inc.
Philip Morris Companies, Inc.
Procter & Gamble Company
SBC Communication Inc.
United Technologies Corporation
Wal-Mart Stores, Inc.

     The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund's unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones' only relationship to the Fund, ONLI, the Adviser or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLI, the Adviser, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

TOTAL RETURN HISTORY OF THE DOW 10 AND DOW 5 STRATEGIES (NOT THE FUND)

     The following table compares the annual total returns of the Dow 10 and Dow 5 strategies and the annual total returns of the Dow for each of the last 25 calendar years. The table does not show the Fund's performance history. The ten and five designated stocks for each year were selected as of the beginning of each year.

     This table is presented for comparison purposes only. The total returns shown are no indication of returns that might be expected in the future. The table does not reflect the Fund's charges and expenses which diminish the Fund's actual returns. (See "Charges and Expenses"). The Fund will not be 100% invested at all times, nor is it possible for it to perfectly maintain its prescribed relative weightings of the designated stocks at all times throughout a portfolio's term. In addition to the Fund's charges and expenses, total return in variable annuities is

Form 8520D-5
further reduced by separate account and contract charges as described in the accompanying variable annuity prospectus.

YEAR   DOW 10    DOW 5    THE DOW
----   ------   -------   -------
1977   11.95%      5.49%   -12.91%
1978    0.03%      1.23%     2.66%
1979   13.01%      9.84%    10.60%
1980   27.90%     41.69%    21.90%
1981    7.46%      3.19%    -3.61%
1982   27.12%     43.37%    26.85%
1983   39.07%     36.38%    25.82%
1984    6.22%     11.12%     1.29%
1985   29.54%     38.34%    33.28%
1986   35.63%     30.89%    27.00%
1987    5.59%     10.69%     5.66%
1988   24.57%     21.47%    16.03%
1989   26.97%     10.55%    32.09%
1990   -7.82%    -15.74%    -0.73%
1991   34.20%     62.03%    24.19%
1992    7.69%     22.90%     7.39%
1993   27.08%     34.01%    16.87%
1994    4.21%      8.27%     5.03%
1995   36.85%     30.50%    36.67%
1996   28.35%     26.20%    28.71%
1997   21.68%     19.97%    24.82%
1998   10.59%     12.36%    18.03%
1999    2.71%     -9.51%    27.50%
2000    1.79%     13.17%    -6.20%
2001   -2.82%     -2.68%    -5.44%
2002   -8.81%    -10.61%   -15.00%

     Based on the above annual returns, the average annual total returns for the 25 year period were 15.80% for the Dow 10 strategy, 17.50% for the Dow 5 strategy, and 13.40% for the thirty Dow stocks. There can be no assurance that future returns will continue to follow this pattern. In any event, the Fund's actual returns will be less than those of each portfolio's selected stocks because of the Fund's expenses.

PERFORMANCE DATA

     From time to time, ONLI or its affiliates may advertise historical total returns of variable contract subaccounts based on the returns of the Fund's portfolios (adjusted for contract charges and expenses). These figures will be calculated according to standardized methods prescribed by the SEC. The Fund's total returns may be compared to returns on the Dow for comparable periods in such advertising. Historical returns are not predictive of future performance.

     ONLI or its affiliates may also advertise average annual total return or other performance data for the Fund in non-standard formats. Any such information will be accompanied by standardized performance data.

Form 8520D-5

PRICING OF FUND INTERESTS

     Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. The net asset values of the Fund's interests are determined on each day on which an order for purchase or redemption of the Fund's interests are received and there is enough trading in portfolio securities that the current net asset value of its interests might be affected. The values are determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Managers believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

FUND DIVIDENDS AND DISTRIBUTIONS

     Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

TAXES

     The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed separately. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

FINANCIAL HIGHLIGHTS OF DOW TARGET VARIABLE FUND LLC


     The financial highlights tables are intended to help you understand the portfolios' financial performance for the periods shown. Certain information reflects financial results for a single Fund interest. The total returns reflect the rates an investment in each portfolio would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information has been audited by KPMG LLP, independent certified public accountants. It is an integral part of the Fund's audited financial statements included in the Fund's Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.


Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                JANUARY (10)                                       FEBRUARY (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       1/4/99(C)      ENDED       ENDED       ENDED       2/1/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.47     $  9.98     $ 10.03       $ 10.00      $  9.81     $ 10.45     $ 10.25       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.19        0.16        0.19          0.19         0.15        0.17        0.35          0.17
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.21)      (0.51)      (0.05)         0.09        (1.13)      (0.63)        0.2          0.47
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.02)      (0.35)       0.14          0.28        (0.98)      (0.46)       0.55          0.64
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.27)      (0.16)      (0.19)        (0.19)       (0.38)      (0.18)      (0.35)        (0.16)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00         (0.06)        0.00        0.00        0.00         (0.23)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.27)      (0.16)      (0.19)        (0.25)       (0.38)      (0.18)      (0.35)        (0.39)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  8.18     $  9.47     $  9.98       $ 10.03      $  8.45     $  9.81     $ 10.45       $ 10.25
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (10.75)%     (3.52)%      1.79%         2.88%(b)   (10.18)%     (4.45)%      5.65%         6.37%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.4     $   0.5     $   0.6       $   0.5      $   0.9     $   1.2     $   1.3       $   1.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.54%       1.60%       1.31%         0.99%(a)     1.40%       1.54%       0.05%         1.07%(a)
    Net Investment Income....     2.08%       1.59%       2.07%         1.79%(a)     2.19%       1.63%       3.30%         1.63%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.86%       2.27%       1.81%         1.99%(a)     1.41%       1.71%       1.27%         1.24%(a)
Portfolio turnover rate......       30%         35%        274%           20%          51%         26%         86%           25%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                 MARCH (10)                                         APRIL (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       3/1/99(C)      ENDED       ENDED       ENDED       4/1/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.50     $ 10.18     $  9.74       $ 10.00      $  9.72     $ 10.11     $ 10.03       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.20        0.16        0.18          0.12         0.13        0.17        0.18          0.13
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.19)      (0.67)       0.43          0.04        (0.76)      (0.38)       0.08          0.14
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.99)      (0.51)       0.61          0.16        (0.63)      (0.21)       0.26          0.27
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.37)      (0.17)      (0.17)        (0.12)       (0.39)      (0.18)      (0.18)        (0.13)
  Distributions from net
    realized capital gains...    (0.15)       0.00        0.00         (0.30)        0.00        0.00        0.00         (0.11)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.52)      (0.17)      (0.17)        (0.42)       (0.39)      (0.18)      (0.18)        (0.24)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.99     $  9.50     $ 10.18       $  9.74      $  8.70     $  9.72     $ 10.11       $ 10.03
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (10.68)%     (4.98)%      6.30%         1.96%(b)    (6.61)%     (2.10)%      2.54%         2.50%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.8     $   1.0     $   1.2       $   1.0      $   0.7     $   1.3     $   1.4       $   1.3
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.45%       1.51%       1.36%         1.38%(a)     1.43%       1.50%       1.34%         1.17%(a)
    Net Investment Income....     2.33%       1.52%       2.01%         1.31%(a)     2.13%       1.63%       2.01%         1.55%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.46%       1.77%       1.36%         1.38%(a)     1.50%       1.68%       1.36%         1.18%(a)
Portfolio turnover rate......       31%         19%         54%           39%          33%         25%         62%           25%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                  MAY (10)                                           JUNE (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       5/3/99(C)      ENDED       ENDED       ENDED       6/1/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.09     $  9.39     $  8.31       $ 10.00      $  8.75     $  9.01     $  8.96       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.18        0.15        0.14          0.09         0.20        0.14        0.15          0.09
  Net realized & unrealized
    gain (loss) on
    investments..............    (0.89)      (0.30)       1.08         (1.69)       (0.86)      (0.26)       0.05         (1.04)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.71)      (0.15)       1.22         (1.60)       (0.66)      (0.12)       0.20         (0.95)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.32)      (0.15)      (0.14)        (0.09)       (0.28)      (0.14)      (0.15)        (0.09)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00          0.00         0.00        0.00        0.00          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.32)      (0.15)      (0.14)        (0.09)       (0.28)      (0.14)      (0.15)        (0.09)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  8.06     $  9.09     $  9.39       $  8.31      $  7.81     $  8.75     $  9.01       $  8.96
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................    (7.93)%     (1.51)%     14.48%       (16.14)%(b)   (7.61)%     (1.32)%      2.32%        (9.57)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.8     $   0.9     $   1.0       $   0.7      $   1.1     $   0.9     $   1.1       $   1.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.49%       1.55%       1.51%         1.50%(a)     1.35%       1.55%       1.45%         1.18%(a)
    Net Investment Income....     2.11%       1.54%       1.76%         1.54%(a)     2.27%       1.46%       1.89%         1.57%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.51%       1.86%       1.51%         1.52%(a)     1.35%       1.83%       1.45%         1.19%(a)
Portfolio turnover rate......       47%         37%         62%           29%          43%         34%         67%           14%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                  JULY (10)                                         AUGUST (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       7/1/99(C)      ENDED       ENDED       ENDED       8/2/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.59     $  9.04     $  8.82       $ 10.00      $  8.45     $  8.87     $  8.88       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.17        0.14        0.15          0.09         0.17        0.15        0.16          0.09
  Net realized & unrealized
    gain (loss) on
    investments..............    (0.90)      (0.45)       0.22         (1.18)       (0.80)      (0.42)      (0.01)        (1.12)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.73)      (0.31)       0.37         (1.09)       (0.63)      (0.27)       0.15         (1.03)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.20)      (0.14)      (0.15)        (0.09)       (0.22)      (0.15)      (0.16)        (0.09)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.20)      (0.14)      (0.15)        (0.09)       (0.22)      (0.15)      (0.16)        (0.09)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.66     $  8.59     $  9.04       $  8.82      $  7.60     $  8.45     $  8.87       $  8.88
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................    (8.52)%     (3.38)%      4.34%       (10.90)%(b)   (7.57)%     (3.05)%      1.80%       (10.37)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   1.0     $   1.1     $   1.2       $   1.0      $   0.6     $   0.7     $   0.9       $   0.8
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.44%       1.52%       1.46%         1.14%(a)     1.53%       1.57%       1.35%         0.94%(a)
    Net Investment Income....     2.16%       1.54%       1.77%         1.88%(a)     2.05%       1.59%       1.84%         2.21%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.44%       1.76%       1.46%         1.16%(a)     1.64%       1.99%       1.55%         1.32%(a)
Portfolio turnover rate......       37%         47%         54%           20%          35%         25%         59%           21%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                               SEPTEMBER (10)                                      OCTOBER (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       9/1/99(C)      ENDED       ENDED       ENDED      10/1/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.42     $  8.89     $  8.78       $ 10.00      $  9.50     $  9.80     $  9.20       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.16        0.12        0.16          0.05         0.19        0.14        0.18          0.06
  Net realized & unrealized
    gain (loss) on
    investments..............    (0.83)      (0.47)       0.11         (1.22)       (0.73)      (0.30)       0.60         (0.80)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.67)      (0.35)       0.27         (1.17)       (0.54)      (0.16)       0.78         (0.74)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.20)      (0.12)      (0.16)        (0.05)       (0.23)      (0.14)      (0.18)        (0.06)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00          0.00         0.00        0.00        0.00          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.20)      (0.12)      (0.16)        (0.05)       (0.23)      (0.14)      (0.18)        (0.06)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.55     $  8.42     $  8.89       $  8.78      $  8.73     $  9.50     $  9.80       $  9.20
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................    (7.86)%     (4.03)%      3.48%       (11.65)%(b)   (5.68)%     (1.59)%      9.12%        (7.33)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.6     $   0.8     $   0.9       $   1.5      $   0.6     $   0.7     $   0.9       $   1.4
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.53%       1.60%       1.44%         0.88%(a)     1.52%       1.57%       1.27%         0.85%(a)
    Net Investment Income....     2.08%       1.40%       1.91%         1.80%(a)     1.95%       1.41%       2.07%         2.50%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.63%       1.94%       1.46%         1.02%(a)     1.66%       2.09%       1.50%         0.97%(a)
Portfolio turnover rate......       25%         23%         39%           12%          40%         34%         43%           14%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                NOVEMBER (10)                                      DECEMBER (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED      11/1/99(C)      ENDED       ENDED       ENDED      12/1/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.11     $  9.36     $ 10.08       $ 10.00      $  9.57     $  9.79     $ 10.01       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.19        0.13        0.14          0.03         0.21        0.12        0.15          0.01
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.36)      (0.25)      (0.71)         0.08        (1.49)      (0.22)      (0.22)         0.01
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.17)      (0.12)      (0.57)         0.11        (1.28)      (0.10)      (0.07)         0.02
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.22)      (0.13)      (0.15)        (0.03)       (0.23)      (0.12)      (0.15)        (0.01)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00          0.00         0.00        0.00        0.00          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.22)      (0.13)      (0.15)        (0.03)       (0.23)      (0.12)      (0.15)        (0.01)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.72     $  9.11     $  9.36       $ 10.08      $  8.06     $  9.57     $  9.79       $ 10.01
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (13.04)%     (1.35)%     (5.40)%        1.13%(b)   (13.59)%     (0.89)%     (0.37)%        0.17%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.7     $   0.7     $   0.7       $   1.3      $   0.4     $   0.5     $   0.6       $   1.5
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.49%       1.60%       1.54%         0.73%(a)     1.55%       1.60%       1.52%         0.50%(a)
    Net Investment Income....     2.13%       1.34%       1.59%         2.05%(a)     2.22%       1.23%       1.62%         0.81%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.60%       2.26%       1.60%         0.99%(a)     1.96%       2.64%       1.75%         0.90%(a)
Portfolio turnover rate......       24%         55%         20%            0%          40%         48%         35%            0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                     PORTFOLIOS
                                                     --------------------------------------------------------------------------
                                                                 JANUARY (5)                           FEBRUARY (5)
                                                     -----------------------------------    -----------------------------------
                                                       YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                      ENDED       ENDED       1/3/00(C)      ENDED       ENDED       2/1/00(C)
                                                     12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                     --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period...............  $ 10.07     $ 10.98       $ 10.00      $ 10.29     $ 11.87       $ 10.00
Income (loss) from investment operations:
  Net investment income............................     0.17        0.21          0.30         0.21        0.24          0.28
  Net realized & unrealized gain (loss) on
    investments....................................    (1.45)      (0.55)         0.98        (0.98)      (0.40)         1.87
                                                     -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations................................    (1.28)      (0.34)         1.28        (0.77)      (0.16)         2.15
                                                     -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income.............    (0.28)      (0.21)        (0.30)       (0.28)      (0.24)        (0.28)
  Dividends from capital gains.....................     0.00       (0.36)         0.00        (0.04)      (1.18)         0.00
                                                     -------     -------       -------      -------     -------       -------
      Total distributions..........................    (0.28)      (0.57)        (0.30)       (0.32)      (1.42)        (0.28)
                                                     -------     -------       -------      -------     -------       -------
Net asset value, end of period.....................  $  8.51     $ 10.07       $ 10.98      $  9.20     $ 10.29       $ 11.87
                                                     =======     =======       =======      =======     =======       =======
Total return.......................................   (12.60)%     (3.30)%       13.17%(b)    (7.48)%     (1.45)%       21.91%(b)
Ratios and supplemental data:
Net assets at end of period (millions).............  $   0.2     $   0.3       $   0.3      $   0.3     $   0.3       $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.......................................     1.60%       1.60%         0.77%(a)     1.60%       1.60%         0.97%(a)
    Net Investment Income..........................     1.94%       1.82%         3.32%(a)     2.02%       2.01%         2.03%(a)
  Ratios assuming no expenses voluntarily reduced
    or reimbursed by advisor (note 3):
    Expenses.......................................     2.44%       3.43%         2.40%(a)     2.38%       3.57%         2.05%(a)
Portfolio turnover rate............................       66%         36%            5%          75%         53%           23%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                     PORTFOLIOS
                                                     --------------------------------------------------------------------------
                                                                  MARCH (5)                              APRIL (5)
                                                     -----------------------------------    -----------------------------------
                                                       YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                      ENDED       ENDED       3/1/00(C)      ENDED       ENDED       4/3/00(C)
                                                     12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                     --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period...............  $  9.60     $ 13.28       $ 10.00      $  8.55     $ 12.21       $ 10.00
Income (loss) from investment operations:
  Net investment income............................     0.20        0.17          0.27         0.19        0.20          0.21
  Net realized & unrealized gain (loss) on
    investments....................................    (1.06)      (0.75)         3.34        (1.01)      (1.46)         2.21
                                                     -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations................................    (0.86)      (0.58)         3.61        (0.82)      (1.26)         2.42
                                                     -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income.............    (0.30)      (0.17)        (0.27)       (0.25)      (0.20)        (0.21)
  Dividends from capital gains.....................    (0.05)      (2.93)        (0.06)        0.00       (2.20)         0.00
                                                     -------     -------       -------      -------     -------       -------
      Total distributions..........................    (0.35)      (3.10)        (0.33)       (0.25)      (2.40)        (0.21)
                                                     -------     -------       -------      -------     -------       -------
Net asset value, end of period.....................  $  8.39     $  9.60       $ 13.28      $  7.48     $  8.55       $ 12.21
                                                     =======     =======       =======      =======     =======       =======
Total return.......................................    (8.94)%     (4.60)%       36.57%(b)    (9.53)%    (10.64)%       24.51%(b)
Ratios and supplemental data:
Net assets at end of period (millions).............  $   0.3     $   0.3       $   0.3      $   0.2     $   0.2       $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.......................................     1.60%       1.59%         0.92%(a)     1.60%       1.60%         0.97%(a)
    Net Investment Income..........................     2.32%       1.27%         2.47%(a)     2.36%       1.66%         2.03%(a)
  Ratios assuming no expenses voluntarily reduced
    or reimbursed by advisor (note 3):
    Expenses.......................................     2.37%       3.47%         2.18%(a)     3.05%       4.00%         2.05%(a)
Portfolio turnover rate............................       63%         69%            7%          10%         62%           17%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                     PORTFOLIOS
                                                     --------------------------------------------------------------------------
                                                                   MAY (5)                               JUNE (5)
                                                     -----------------------------------    -----------------------------------
                                                       YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                      ENDED       ENDED       5/1/00(C)      ENDED       ENDED       6/1/00(C)
                                                     12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                     --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period...............  $  8.44     $ 12.65       $ 10.00      $  9.14     $ 11.56       $ 10.00
Income (loss) from investment operations:
  Net investment income............................     0.18        0.20          0.19         0.22        0.14          0.16
  Net realized & unrealized gain (loss) on
    investments....................................    (1.38)      (1.33)         2.68        (1.29)      (1.09)         1.56
                                                     -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations................................    (1.20)      (1.13)         2.87        (1.07)      (0.95)         1.72
                                                     -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income.............    (0.25)      (0.20)        (0.19)       (0.25)      (0.14)        (0.16)
  Dividends from capital gains.....................     0.00       (2.88)        (0.03)        0.00       (1.33)         0.00
                                                     -------     -------       -------      -------     -------       -------
      Total distributions..........................    (0.25)      (3.08)        (0.22)       (0.25)      (1.47)        (0.16)
                                                     -------     -------       -------      -------     -------       -------
Net asset value, end of period.....................  $  6.99     $  8.44       $ 12.65      $  7.82     $  9.14       $ 11.56
                                                     =======     =======       =======      =======     =======       =======
Total return.......................................   (14.22)%     (9.26)%       28.94%(b)   (11.69)%     (8.41)%       17.35%(b)
Ratios and supplemental data:
Net assets at end of period (millions).............  $   0.2     $   0.2       $   0.2      $   0.2     $   0.3       $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.......................................     1.60%       1.60%         0.94%(a)     1.59%       1.60%         0.93%(a)
    Net Investment Income..........................     2.34%       1.63%         1.78%(a)     2.24%       1.32%         1.53%(a)
  Ratios assuming no expenses voluntarily reduced
    or reimbursed by advisor (note 3):
    Expenses.......................................     3.06%       3.93%         1.99%(a)     2.47%       3.53%         1.99%(a)
Portfolio turnover rate............................       42%         59%            5%          37%         62%            3%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                     PORTFOLIOS
                                                     --------------------------------------------------------------------------
                                                                  JULY (5)                              AUGUST (5)
                                                     -----------------------------------    -----------------------------------
                                                       YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                      ENDED       ENDED       7/3/00(C)      ENDED       ENDED       8/1/00(C)
                                                     12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                     --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period...............  $  9.70     $ 11.69       $ 10.00      $ 11.30     $ 11.75       $ 10.00
Income (loss) from investment operations:
  Net investment income............................     0.21        0.18          0.12         0.22        0.20          0.09
  Net realized & unrealized gain (loss) on
    investments....................................    (1.25)      (0.78)         1.69        (0.34)       0.02          1.75
                                                     -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations................................    (1.04)      (0.60)         1.81        (0.12)       0.22          1.84
                                                     -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income.............    (0.22)      (0.18)        (0.12)       (0.23)      (0.20)        (0.09)
  Dividends from capital gains.....................     0.00       (1.21)         0.00         0.00       (0.47)         0.00
                                                     -------     -------       -------      -------     -------       -------
      Total distributions..........................    (0.22)      (1.39)        (0.12)       (0.23)      (0.67)        (0.09)
                                                     -------     -------       -------      -------     -------       -------
Net asset value, end of period.....................  $  8.44     $  9.70       $ 11.69      $ 10.95     $ 11.30       $ 11.75
                                                     =======     =======       =======      =======     =======       =======
Total return.......................................   (10.79)%     (5.30)%       18.24%(b)    (1.13)%      1.88%        18.42%(b)
Ratios and supplemental data:
Net assets at end of period (millions).............  $   0.3     $   0.2       $   0.2      $   0.3     $   0.4       $   0.1
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.......................................     1.55%       1.60%         0.80%(a)     1.49%       1.59%         0.67%(a)
    Net Investment Income..........................     2.39%       1.53%         1.16%(a)     1.89%       2.03%         0.84%(a)
  Ratios assuming no expenses voluntarily reduced
    or reimbursed by advisor (note 3):
    Expenses.......................................     2.36%       4.40%         2.01%(a)     2.08%       3.94%         1.80%(a)
Portfolio turnover rate............................      105%         55%            0%          57%         43%            0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                SEPTEMBER (5)                                       OCTOBER (5)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       9/1/99(C)      ENDED       ENDED       ENDED      10/1/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.63     $  8.52     $  7.46       $ 10.00      $  9.14     $  8.99     $  8.47       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.16        0.09        0.17          0.07         0.19        0.13        0.20          0.06
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.35)       0.11        1.06         (2.54)       (0.73)       0.15        0.52         (1.53)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.19)       0.20        1.23         (2.47)       (0.54)       0.28        0.72         (1.47)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.18)      (0.09)      (0.17)        (0.07)       (0.22)      (0.13)      (0.20)        (0.06)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.26     $  8.63     $  8.52       $  7.46      $  8.38     $  9.14     $  8.99       $  8.47
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (13.71)%      2.35%      16.86%       (24.78)%(b)   (5.89)%      3.20%       9.07%       (14.70)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.2     $   0.2     $   0.2       $   0.2      $   0.2     $   0.3     $   0.3       $   0.3
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.60%       1.60%       1.60%         0.98%(a)     1.60%       1.60%       1.28%         0.92%(a)
    Net Investment Income....     2.05%       0.97%       2.29%         2.72%(a)     1.97%       1.32%       2.58%         2.72%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     3.11%       4.36%       3.18%         4.79%(a)     2.76%       3.26%       2.28%         2.60%(a)
Portfolio turnover rate......       24%         66%         39%            1%          45%         84%         69%            0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

Form 8520D-5

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                NOVEMBER (5)                                       DECEMBER (5)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED      11/1/99(C)      ENDED       ENDED       ENDED      12/1/99(C)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.46     $  8.39     $  9.94       $ 10.00      $ 10.11     $ 10.30     $ 10.00       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.17        0.12        0.20          0.05         0.22        0.10        0.19          0.02
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.47)       0.07       (1.54)        (0.07)       (1.99)       0.35        0.49          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.30)       0.19       (1.34)        (0.02)       (1.77)       0.45        0.68          0.02
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.19)      (0.12)      (0.21)        (0.04)       (0.22)      (0.10)      (0.18)        (0.02)
  Dividends from capital
    gains....................     0.00        0.00        0.00          0.00         0.00       (0.54)      (0.20)         0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.19)      (0.12)      (0.21)        (0.04)       (0.22)      (0.64)      (0.38)        (0.02)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  6.97     $  8.46     $  8.39       $  9.94      $  8.12     $ 10.11     $ 10.30       $ 10.00
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (15.38)%      2.26%     (13.31)%       (0.20)%(b)  (17.55)%      4.34%       7.05%         0.17%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.3     $   0.2     $   0.2       $   0.2      $   0.3     $   0.3     $   0.3       $   0.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.58%       1.60%       1.29%         0.90%(a)     1.59%       1.60%       1.60%         0.69%(a)
    Net Investment Income....     2.31%       1.38%       2.49%         3.16%(a)     2.37%       0.92%       2.13%         2.27%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     2.91%       4.04%       3.04%         2.75%(a)     2.47%       3.26%       3.04%         2.43%(a)
Portfolio turnover rate......       50%         73%         32%            0%          54%        107%         35%            0%


---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.


Form 8520D-5

                                     Part B


         Information Required in a Statement of Additional Information

                      THE DOW(SM) TARGET VARIABLE FUND LLC


                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800)366-6654
                   Statement of Additional Information ("SAI")
                                  May 1, 2003

This SAI is not a prospectus. Please read it in conjunction with the prospectus for the Dow(sm) Target Variable Fund LLC (the "Fund") dated May 1, 2003.
To get a free copy of the Fund's prospectus, write or call the Fund at the above address.


                                Table of Contents

The Fund.................................................................................................... Page 2

Investment Policies......................................................................................... Page 2
   Fundamental Policies..................................................................................... Page 3
   Repurchase Agreements.................................................................................... Page 3

Fund Management............................................................................................. Page 4

Committees of the Board..................................................................................... Page 5

Investment Advisory and Other Services...................................................................... Page 6

Code of Ethics.............................................................................................. Page 7

Brokerage Allocation........................................................................................ Page 7

Purchase and Redemption of Fund Interests................................................................... Page 8

Taxation of the Fund........................................................................................ Page 9

Fund Performance............................................................................................ Page 9

Total Return................................................................................................Page 10

Legal Counsel...............................................................................................Page 10

Independent Auditors........................................................................................Page 11

Financial Statements


     Dow Jones & Company, Inc. ("Dow Jones") does not guarantee the accuracy and/or the completeness of the Dow Jones Industrial Average(SM). Dow Jones shall have no liability for any errors, omission, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by the Fund, ONLI, the Adviser, First Trust or variable annuity owners or any other person or entity from the use of the Dow Jones Industrial Average(SM). Dow Jones makes no express or implied warranties and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Industrial Average(SM). Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.

THE FUND


The Fund is a non-diversified, open-end management investment company. It currently consists of 8 distinct portfolios, each corresponding to a calendar quarter.


The Fund was organized under Ohio law as a limited liability company in September, 1998. The Fund presently sells its interests only to separate accounts of The Ohio National Life Insurance Company ("ONLI") as a funding option to support certain benefits under variable annuity contracts issued by ONLI. In the future, Fund interests may be used for other purposes. However, without a change in applicable law, Fund interests will not be sold directly to the public.

The investment and reinvestment of Fund assets is overseen by the Fund's investment adviser, Ohio National Investments, Inc. (the "Adviser"). The principal business address of the Fund, ONLI and the Adviser is One Financial Way, Montgomery, Ohio 45242. The investment and reinvestment of Fund assets is managed by First Trust Advisors L.P. First Trust's principal business address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


INVESTMENT POLICIES

The prospectus describes the Fund's investment strategy and objectives. The Fund is non-diversified. Each Dow Target 10 portfolio will, at the beginning of that portfolio's annual term, strive to invest approximately 10% of its total net assets in each of the ten companies in the Dow Jones Industrial Average(sm) (the "Dow") having the highest dividend yields as of the close of business on the second-last business day before the portfolio's term begins. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow."

Each Dow Target 5 portfolio will, at the beginning of that portfolio's annual term, strive to invest approximately 20% of its total net assets in each of the five Dogs of the Dow companies having the lowest per-share stock prices as of the close of business on the second-last business day before the portfolio's term begins. This is often called the "Dow 5" strategy.

There can be no assurance that a portfolio will not invest more than 10% (in the case of a Dow Target 10 portfolio) or 20% (in the case of a Dow Target 5 portfolio) of its net assets in the stock or other securities of any single company. The Fund may, without limits as to percent of assets, purchase U.S. government securities or short-term debt securities (a) pending the orderly purchase of the 10 or 5 designated stocks or (b) for temporary defensive purposes.

The following fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund (or of a particular portfolio, if appropriate). The Investment Company Act of 1940 defines a majority vote as the vote of the lesser of:

     - 67% of the Fund interests represented at a meeting at which more that 50% of the outstanding interests are represented or

     - more than 50% of the outstanding voting interests.

With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to such portfolio if a majority of the outstanding voting interests of such portfolio vote for the approval of such matter, notwithstanding that:

     - such matter has not been approved by the holders of a majority of the outstanding voting interests of any other portfolio affected by such matter, and

     - such matter has not been approved by the vote of a majority of the outstanding voting Fund interests.

Fundamental Policies:

1. The Fund may not issue senior securities.

2. The Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 5% of the value of a portfolio's assets. In the case of any borrowing, a portfolio may pledge, mortgage or hypothecate up to 5% of its assets.

3. The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.

4. The Fund will not purchase or sell real estate or interests therein.

5. The Fund will not lend money or other assets to other persons in excess of 5% of a portfolio's total assets, except (a) by entering into repurchase agreements or the purchase of other assets consistent with the Fund's objectives or (b) by loaning portfolio securities if collateral values are continuously maintained at no less than 100% by daily marking to market.

Repurchase Agreements

Under a repurchase agreement, a portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for a portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by the Fund's Board. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will only enter into repurchase agreements pursuant to a master repurchase agreement that provides that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of the Fund. The agreement must also provide that the Fund will always receive as collateral securities whose market value, including accrued interest, will be a least equal to 100% of the dollar amount invested by a portfolio in each agreement, and the portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller were to default, the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.


FUND MANAGEMENT


The Board of Managers oversees the management at the Fund. It reviews and approves varies agreements between the Fund and third parties, including the Fund's Custodian and the Adviser and subadviser.


The Board of Managers and the officers of the Fund, together with a brief summary of their principal occupations during the past five years, are listed below:

DISINTERESTED MANAGERS


                                                                          Number of
                                                         Manager or       Portfolios      Principal Occupation and other
Name and address     Age    Positions with the Fund      Officer Since    in Complex    Directorates during past five years
----------------     ---    -----------------------     ----------------- -----------   -----------------------------------

James E. Bushman      58    Manager, Member of Audit     March, 2000         44         President & CEO, Cast-Fab Technologies, Inc.
3040 Forrer Street          and Independent Directors
Cincinnati, Ohio            Committees

Joseph A. Campanella  60    Manager, Member of Audit     May, 2002           44         Retired. Until 2001 was Executive Vice
7473 Pinehurst Dr.          and Independent Directors                                   President, Community Banking Div.,
Cincinnati, Ohio            Committees                                                  Firstar Bank, N.A., Director of Ohio
                                                                                        Savings Bank; Trustee of University of
                                                                                        Cincinnati College of Nursing.
Ross Love             57    Manager, Member of Audit     October, 1999       44         President & CEO, Blue Chip Director,
615 Windings Way            and Independent Directors                                   Broadcasting Ltd.; Trustee, Health
Cincinnati, Ohio            Committees                                                  Partnership Alliance of Greater
                                                                                        Cincinnati; for a Drug Free America
                                                                                        (Chairman of African-American Task
                                                                                        Force); Advisory Board, Syracuse
                                                                                        University School of Management;
                                                                                        Director, Association of National
                                                                                        Advertisers; Until 1996 was Vice
                                                                                        President of Advertising, Procter &
                                                                                        Gamble Co.

George M. Vredeveld   60     Manager, Member of Audit   October, 1998        44         Professor of Economics, University
University of                and Independent Directors                                  of Cincinnati; Director of Center
Cincinnati                   Committees                                                 for Economic Education; Private
P.O. Box 210223                                                                         Consultant; Director of Benchmark
Cincinnati, Ohio                                                                        Savings Bank




INTERESTED MANAGERS AND OFFICERS
                                                                            Number of
                                                              Manager or    Portfolios    Principal Occupation during past
Name and address         Age     Positions with the Fund    Officer Since   in Complex                 five years
----------------         ---     -----------------------    -------------   ----------    ---------------------------------
John J. Palmer*           64     President and Manager      October, 1998      44         Director and Executive Vice President,
One Financial Way                                                                         Strategic Initiatives, ONLI; Director
Montgomery, Ohio                                                                          of the Adviser, Director and CEO
                                                                                          of NSLAC.

Thomas A. Barefield       50     Vice President             October, 1998      44         Senior Vice President, Institutional
One Financial Way                                                                         Sales, ONLI; Prior to November,
Montgomery, Ohio                                                                          1997, was Senior Vice President of
                                                                                          Life Insurance Company of Virginia

Ronald L. Benedict        61     Secretary                  October, 1998      44         Corporate Vice President, Counsel and
One Financial Way                                                                         Secretary, ONLI; Secretary of the
Montgomery, Ohio                                                                          Adviser. Manager until 2002.

Michael A. Boedeker       60     Vice President             October, 1998      44         Senior Vice President, Investments,
One Financial Way                                                                         ONLI; Vice President and Director of
Montgomery, Ohio                                                                          the Adviser

Dennis R. Taney           55     Treasurer                  October, 1998      44         Mutual Funds Financial Operations,
One Financial Way                                                                         ONLI; Treasurer of the Adviser
Montgomery, Ohio



Mr. Palmer is an interested person of the fund by virtue of his employment by The Ohio National Life Insurance Company, the parent of the Adviser.






All Managers and officers of the Fund hold similar positions as directors and/or officers with Ohio National Fund, Inc. ("ONF"), a diversified mutual fund sponsored by ONLI and managed by the Adviser.


None of the managers owns membership interests of the Fund. All of the Fund's membership interests are owned by separate accounts of ONLI.

COMMITTEES OF THE BOARD


The Board has no special nominating or compensation committees. Theses functions are the responsibility of the Board's independent Directors Committee. The Independent Directors Committee meets periodically with their own independent legal counsel to review matters of Fund governance. They also review investment advisory agreements and subadvisory agreements before the Fund or Adviser enters into those agreements and at least once each year to consider whether or not those agreements should be continued. The Independent Directors Committee met three times in 2002. All three of its members were present at all three meetings. In addition to their formal committee meetings, the Independent Directors.

The Independent managers also constitute the Board's Audit Committee. The Audit Committee is responsible for recommending to the entire Board the engagement or discharge of the Fund's independent auditors. The Audit Committee meets at least twice a year with the independent auditors, to review the results of the auditing engagement and to discuss the independent auditors' audit plan for the next ensuing year-end audit of the Fund's financial reports. The Audit Committee met twice in 2002. Messrs. Bushmand and Love were present for both of those meetings. Dr. Vredeveld was unable to attend one of the meetings.

Compensation of Board of Managers


Managers who are not affiliated with the Adviser, ONLI or First Trust were compensated as follows in 2002:

                                                Aggregate Compensation            Total Compensation From
Manager                                             From the Fund                        Fund Complex**
-------                                         ----------------------            -----------------------
James E. Bushman                                       $1,300                             $22,900
Joseph A. Campanella                                   $1,000                             $16,500
Ross Love                                              $1,200                             $22,200
George M. Vredeveld                                    $1,300                             $22,900



**The "Fund Complex" consists of the Fund, ONF and ONE Fund(liquidated and dissolved on November 15, 2002).


Managers and officers of the Fund who are affiliated with the Adviser, ONLI or First Trust receive no compensation from the Fund Complex. The Fund has no pension, retirement or deferred compensation plan for its Managers or officers.


INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to investment companies affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. ONLI only serves as an investment adviser to mutual funds, including the Dow Target Fund and Ohio National Fund. The Adviser uses ONLI's investment personnel and administrative systems.


The Adviser regularly furnishes to the Fund's Board recommendations with respect to an investment program consistent with the Fund's investment policies. The Adviser implements that program by placing orders for the purchase and sale of securities or by delegating that implementation to First Trust.

The Adviser's services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, The Adviser provides personnel, including executive officers for managing the day-to-day affairs of the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services (other than those provided by the custodian agreement with Star Bank and agreements with American Data Services), office space and other facilities and equipment. The Adviser also furnishes or pays for all information and services (other than legal counsel) required for the preparation and amendment of registration statements, prospectuses, SAIs, financial reports, and proxy solicitation material. The Fund pays organizational expenses incurred in its operations including, among others, local income, franchise, issuance or other taxes; certain printing costs, brokerage commissions on portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses related to registration of its interests and members' meetings.


As compensation for its services, the Adviser receives from the Fund monthly fees on the basis of the Fund's average daily net assets at the annual rate of 0.60% of each portfolio's net assets. These figures were derived by combining the values from the previously existing monthly portfolios into their respective monthly portfolios. For the last 3 fiscal years, the Adviser was paid the following amounts for its services to the Fund:

                                2002 $ 76,636.00
                                2001 $ 85,007.00
                                2000 $ 84,327.00

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers, subject to the Board's approval. The Adviser has entered into a Sub-Advisory Agreement with First Trust to manage the investment and reinvestment of the Fund's assets, subject to the Adviser's supervision. The Adviser, ONLI and the Fund have also entered into a Sub-License Agreement with First Trust under the terms of which the Fund and ONLI are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. As compensation for its services, First Trust receives from the Adviser monthly fees on the basis of the Fund's average daily net assets at the annual rate of 0.35% of each portfolio's net assets.


The Investment Advisory Agreement provides that if the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of such portfolio's average daily net asset value, the Adviser will pay such excess expenses. During 2002, the Adviser reimbursed the Fund in the amounts indicated for excess expenses. These expenses were derived by combining the reimbursements for the previously existing monthly portfolios into the currently existing quarterly portfolios.



           Portfolio                               Amount
           ---------                               ------

           Dow Target 10 First Quarter              $  499
           Dow Target 10 Second Quarter             $  363
           Dow Target 10 Third Quarter              $  373
           Dow Target 10 Fourth Quarter             $  812

           Dow Target  5 First Quarter              $1,232
           Dow Target  5 Second Quarter             $1,347
           Dow Target  5 Third Quarter              $  834
           Dow Target  5 Fourth Quarter             $1,316




Under a Service Agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The Investment Advisory, Sub-Advisory and Service Agreements were approved by the Board of Managers on October 12, 1998 and by the members of the Fund on January 4, 1999.

These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of the Fund's Managers who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board or by a majority of the outstanding voting securities of each portfolio voting separately.

The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by the Fund's Board or, as to any portfolio, by a vote of the majority of the portfolio's outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days' written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days' written notice to the Fund and the other party. The Sub-Advisory Agreement may be terminated, without penalty, by the Adviser or by First Trust on 90 days' written notice to the Fund and the other party. The Agreements will automatically terminate in the event of their assignment.

CODE OF ETHICS

The Fund and the Adviser have adopted codes of ethics. These codes restrict employees and officers of the Fund, the Adviser and their affiliates from knowingly purchasing or selling for their own accounts, any security that may be purchased or held by the Fund.

BROKERAGE ALLOCATION

The Adviser or, subject to the Sub-Advisory Agreement, First Trust buys and sells the Dogs of the Dow stocks and makes other authorized investments for each portfolio. The Adviser and First Trust select the brokers and dealers to handle such transactions. It is the intention of the Adviser and of First Trust to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads.

In selecting brokers or dealers through whom to effect transactions, the Adviser and First Trust consider a number of factors including the quality, difficulty and efficiency of execution, confidentiality and trade anonymity, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or First Trust may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or First Trust determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or First Trust, or of benefit to either's affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or First Trust. However, receipt of such services may tend to reduce the expenses of the Adviser or First Trust. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or First Trust and conversely, transaction costs paid by other clients of the Adviser or First Trust may generate information which is beneficial to the Fund.

Consistent with these policies, First Trust may, with the Board's approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with First Trust so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

No company whose stock is held in any portfolio of the Fund, nor any affiliate thereof, will act as broker or dealer for any portfolio in the purchase or sale of any security for that portfolio.

First Trust manages other investment companies that use the Dow 10, Dow 5 and similar strategies. Accordingly, occasions will arise when securities held by one or more of those other investment companies, or that are being purchased or sold by one or more of those other investment companies, are also being purchased or sold by a portfolio of the Fund. It is the practice of First Trust and its affiliates to allocate purchases and sales in these circumstances, to the extent practicable and in a manner that First Trust deems equitable, to all accounts involved. When two or more investment accounts simultaneously engage in the purchase or sale of the same security, there could be a detrimental effect on the price or value of the security as to each account. However, in other cases, the ability of the Fund to participate in volume transactions with other investment companies managed by First Trust will produce better execution and prices for the Fund. The Fund's Board of Managers believes that such equitable allocation of purchases and sales generally contributes to better overall execution of the Fund's securities transactions.


Brokerage Commissions paid by the Fund were:

2002           $ 9,000
2001           $32,000
2000           $55,000


PURCHASE AND REDEMPTION OF FUND INTERESTS

Fund interests are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the interests redeemed. Payment for interests redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the interests is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Interests of one portfolio may be exchanged for interests of another portfolio of the Fund on the basis of the relative net asset value next computed after an exchange order is received by the Fund.

The net asset value of the Fund's interests is determined on each day on which an order for purchase or redemption of the Fund's interests is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its interests might be materially affected. Such determination is made as of 4 p.m. eastern time on each day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of interests outstanding for that portfolio.

Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. eastern time. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost.

TAXATION OF THE FUND

The Fund is not a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund nonetheless does not pay federal income tax on its interest, dividend income or capital gains. As a limited liability company whose interests are sold only to ONLI, the Fund is disregarded as an entity for purposes of federal income taxation. ONLI, through its variable annuity separate accounts, is treated as owning the assets of the portfolios directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the Fund are not taxable to the Fund, and are not currently taxable to ONLI or to contract owners, when left to accumulate within a variable annuity contract. Tax disclosure relating to the variable annuity contracts that offer the Fund as an investment alternative is contained in prospectuses for those contracts.

FUND PERFORMANCE

The Fund, or broker-dealers offering variable annuities in which the Fund is available, may distribute sales literature comparing the percentage change in net asset value per Fund interest for any of its portfolios against the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index or other investment companies having investment strategies similar to the Fund. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each portfolio may also be advertised.

The Fund may also advertise the performance ratings or rankings assigned to its portfolios by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron's, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger's Personal Finance and Money Magazine.


TOTAL RETURN


Total returns quoted in advertising reflect all aspects of a portfolio's investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio's net asset value per Fund interest over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
                                         n
                                   P(1+T) = ERV

     where:       P = a hypothetical initial payment of $1,000.
                  T = the average annual total return,
                  n = the number of years, and
                  ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment.


LEGAL COUNSEL

Messrs. Jones & Blouch L.L.P., Washington, D.C., have passed on matters pertaining to the federal securities laws and Ronald L. Benedict, Esq., Secretary of the Fund and Corporate Vice President, Counsel and Secretary of ONLI, has passed on all other legal matters relating to the legality of the Fund interests described in the prospectus and this SAI.

                              INDEPENDENT AUDITORS



For the fiscal year or period ended December 31, 2002, KPMG LLP, independent certified public accountants with offices at 191 W. Nationwide Boulevard, Suite 500, Columbus, Ohio 43215, served as independent auditors for the Fund. KPMG LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Managers.



                              FINANCIAL STATEMENTS

The Fund's Annual Report to shareholders for the fiscal year ended December 31, 2002 has been filed with the Commission. The financial statements in the Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements included in the Annual Report have been audited by the Fund's independent auditors, KPMG LLP, whose report thereon also appears in the Annual Report and is incorporated by reference. The financial statements in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of KPMG LLP as experts in accounting and auditing.

                                     Part C


                               Other Information

PART C:  OTHER INFORMATION

Financial Statements

The following audited financial statements are incorporated by reference in Part B of this registration statement:


     Statements of Assets and Liabilities as of December 31, 2002

     Statements of Operations for the Year or Periods ended December 31, 2002

     Statements of Changes in Net Assets for the Year or Periods ended December 31, 2002 and 2001.

     Schedules of Investments at December 31, 2002

     Notes to Financial Statements for December 31, 2002



The following audited financial information is included in Part A of this registration statement:


     Financial Highlights for the Year or Periods ended December 31, 2002, 2001, 2000 and 1999.


The following audited financial information is incorporated by reference in Part A of the Registration Statement: Notes to Financial Statements for December 31, 2002.

Written consents of the following persons:

     KPMG LLP


     Ronald L. Benedict, Esq. as Legal Counsel to the registrant

     Jones & Blouch L.L.P. as Legal Counsel to the registrant

Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(a) Articles of Organization of the registrant were filed as Exhibit (a) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(b) By-laws of the registrant were filed as Exhibit (b) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d) Investment Advisory Agreement between the registrant and Ohio National Investments, Inc. was filed as Exhibit (d) of the registrant's
         Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d)(1) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P. was filed as Exhibit (d)(1) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d)(1) Sub-Advisory Agreement, effective April 3, 2000, between Ohio National Investments, Inc. and First Trust Advisors L.P.

(g) Custody Agreement between the registrant and Star Bank, NA was filed as Exhibit (g) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h) Sublicense Agreement among the registrant, First Trust Advisors L.P. and Dow Jones & Company, Inc. was filed as Exhibit (h) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(1) Fund Accounting Service Agreement between the registrant and Firstar Mutual Fund Services, LLC.

(h)(2) Transfer Agency and Service Agreement between the registrant and Firstar Mutual Fund Services, LLC.

(h)(3) Master Repurchase Agreement between the registrant and Star Bank, NA was filed as Exhibit (h)(3) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(4) Service Agreement among the registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company was filed as Exhibit
         (h)(4) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(5) Joint Insured Agreement among the registrant, Ohio National Fund, Inc., ONE Fund, Inc. and Ohio National Investments, Inc. was filed as Exhibit
         (h)(5) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(i)      Opinion and consent of Ronald L. Benedict, Esq. was filed as Exhibit
         (i) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(l) Investment letter for the initial subscription of membership interests of the registrant was filed as Exhibit (l) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.


(p)(1)   The registrant's Code of Ethics



(p)(2) First Trust Advisors, L.P. Code of Ethics, incorporated by reference into Registrant's Post-Effective Amendment No. 6 to Registrant's Registration Statement was previously filed with the Securities and Exchange Commission on April 17, 2000 under file numbers 333-79535 and 811-09369.

Persons Controlled by or Under Common Control with the Fund


The registrant is an affiliate of The Ohio National Life Insurance Company ("ONLI"). ONLI owns 100% of the registrant's voting securities through ONLI's separate accounts. The diagram below lists all persons under common control with the registrant. ONLI is a wholly-owned subsidiary of Ohio National Financial Services, Inc. ("ONFS"), which in turn is a wholly-owned subsidiary of Ohio National Mutual Holdings, Inc. ("ONMH"). ONMH is a mutual insurance holding company all of the voting securities of which are owned by the participating policyholders of ONLI. ONLI owns 100% of the voting securities of all its subsidiaries, including the registrant's investment adviser, Ohio National Investments, Inc. (the "Adviser"), except for five directors' qualifying shares of Ohio National Life Assurance Corporation ("ONLAC"). As of [date], ONLI (through its separate accounts) owned 89.7% of the voting securities of Ohio National Fund, Inc. ("ONF"). The remaining 10.3% of the voting securities of ONF were owned by ONLAC (through its separate account).




                      OHIO NATIONAL MUTUAL HOLDINGS, INC.
     A MUTUAL INSURANCE HOLDING COMPANY INCORPORATED UNDER THE LAWS OF OHIO

                            ------------------------

                     OHIO NATIONAL FINANCIAL SERVICES, INC.
 AN INTERMEDIATE INSURANCE HOLDING COMPANY INCORPORATED UNDER THE LAWS OF OHIO

--------------------------------------------------------------------------------
             THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A STOCK LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------
-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000
-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         R. Dolan          Pres. & Dir.        J. Palmer

V.P.                C. Carlson        Secretary & Dir.    R. Benedict

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       J. Sander         VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      VP Oper., Treas.    B. Turner
                                      and Compliance

                                      Asst. Secy.         M. Haverkamp
                                      Asst. Treas.        R. Wichinski
-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A STOCK LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------

                                        S E P A R A T E  A C C O U N T S
                                        --------------------------------
                                               A  B  C  D  E  F
                                        --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        C. Carlson                                               Sr. VP                 R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          M. Haverkamp
                                   V.P. & Dir.         D. Twarogowski
VP & Dir.           M. Stohler                                               Sr. VP & Dir.          T. Barefield
                                                                             Sr. VP                 A. Bowen
                                   Secy. & Dir.        M. Haverkamp          Sr. Vice Pres.         D. Cook
Dir.                D. O'Maley                                               Sr. Vice Pres.         G. Smith

Dir.                J. Palmer                                                Treas.                 R. Broadwell

Treasurer           B. Turner      Asst. Sec.          R. Benedict           Vice President         M. Boedeker

                                   VP Oper., Treas.    B. Turner             Vice President         D. Twarogowski
                                   and Compliance

Secretary           R. Benedict                                              Vice President         T. Backus
                                                                             Vice President         G. Pearson
                                                                             Vice President         M. Stohler
                                                                             Vice Pres.             J. Houser
                                                                             Vice Pres.             T. Olson
VP                  J. Martin                                                Secy.                  R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------           ------------------------------------
                                                                                      SEPARATE ACCOUNT
                                                                            ------------------------------------


                                      = Advisor to  Advisor to =
                      --------------------------------------------------------
    --------------------------------          --------------------------------
    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

    AN OHIO CORPORATION                       A MARYLAND CORPORATION
    A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
    CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
    --------------------------------          --------------------------------
    Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
                                              Vice President      M. Boedeker
    VP & Dir.           G. Smith              Treasurer           D. Taney
                                              Secy. & Dir.        R. Benedict
                                              Director            R. Love
                                              Director            J. Bushman
    Treasurer           D. Taney              Director            G. Vredeveld
                                              Sr. VP              T. Barefield
    Secretary           M. Haverkamp

    --------------------------------          ---------------------------------


Indemnification

Under the terms of the Operating Agreement, no Manager or officer of the registrant is liable, responsible or accountable in damages or otherwise to the registrant or its members for any action taken on behalf of the registrant within the scope of the authority of the Board of Managers or such officer, or reasonably believed by such person to be within the scope of his or her authority, or for any omission, unless such act or omission was performed or omitted fraudulently or in bad faith or constituted gross negligence, or wanton and willful misconduct. The registrant has agreed, under the terms of its Operating Agreement, to reimburse, indemnify, defend and hold harmless each Manager and officer from and against any loss, expense, damage or injury suffered or sustained by the registrant or its members by reason of any acts or omissions arising out of such person's activities on behalf of the registrant, including, without limitation, any judgment, award, settlement, reasonable attorneys' fees and other costs and expenses incurred in connection with the defense of any actual or threatened action, proceeding or claim, but excluding loss, expense, damage or injury caused or resulting from any acts or omissions performed or omitted fraudulently or in bad faith or which constitute gross negligence or wanton and willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to managers, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such manager, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Business and Other Connections of the Investment Adviser and Subadviser

Information related to the registrant's investment adviser (Ohio National Investments, Inc.) and the subadviser (First Trust Advisors L.P.) is contained in the registration statement currently on file with the Commission for each entity on Form ADV and is incorporated herein by reference. The file numbers of those registrations are:

     Ohio National Investments, Inc.         File No. 801-51396
     First Trust Advisors L.P.               File No. 801-39950

Principal Underwriters

None

Location of Accounts and Records

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)      Journals and other records of original entry:


                  U.S. Bank, N.A.
                  425 Walnut Street
                  Cincinnati, Ohio 45202



                  U.S. Bancorp Fund Services, LLC
                  615 East Michigan Street
                  Milwaukee, Wisconsin


(b)      General and auxiliary ledgers:


                  U.S. Bancorp Fund Services, LLC


(c)      Securities records for portfolio securities:


                  U.S. Bancorp Fund Services, LLC


(d) Corporate charter (Articles of Organization), Operating Agreement and Minute Books:

                  Ronald L. Benedict, Secretary
                  Dow Target Variable Fund LLC
                  One Financial Way
                  Montgomery, Ohio 45242

(e)      Records of brokerage orders:

                  The Adviser

(f)      Records of other portfolio transactions:

                  The Adviser

(g)      Records of options:

                  The Adviser

(h)     Records of trial balances:


                  U.S. Bancorp Fund Services, LLC and the Adviser


(i)     Quarterly records of allocation of brokerage orders and commissions:

                  The Adviser

(j)     Records identifying persons or group authorizing portfolio transactions:

                  The Adviser

(k)     Files of advisory materials

                  The Adviser


Management Services

Not applicable


Undertakings

Not applicable

Signatures


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness at this registration statement under Rule 485 (b) under the Securities Act and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montgomery and State of Ohio on the 24th day of April, 2003.



                                                   DOW TARGET VARIABLE FUND LLC

                                                   By /s/ JOHN J. PALMER
                                                      -------------------------
                                                      John J. Palmer, President


Attest  /s/ RONALD L. BENEDICT
        -----------------------------
        Ronald L. Benedict, Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



         Signature                            Title                             Date
         ---------                            -----                             ----
         /s/ JOHN J. PALMER                   President and Manager             April 24, 2003
         ------------------                   (Principal Executive Officer)
         John J. Palmer

         /s/ DENNIS R. TANEY                  Treasurer (Principal Financial    April 24, 2003
         -------------------                  and Accounting Officer)
         Dennis R. Taney

         /s/ JAMES E. BUSHMAN                 Manager                           April 24, 2003
         -----------------------
         James E. Bushman

         /s/ JOSEPH A. CAMPANELLA             Manager                           April 24, 2003
         ------------------------
         Joseph A. Campanella

         /s/ ROSS LOVE                        Manager                           April 24, 2003
         -------------
         Ross Love

         /s/ GEORGE M. VREDEVELD              Manager                           April 24, 2003
         -----------------------
         George M. Vredeveld

Exhibit Index

Exhibit           Description
-------           -----------

                  Consent of KPMG LLP

                  Consent of Ronald L. Benedict, Esq.

                  Consent of Jones & Blouch L.L.P.

                         INDEPENDENT AUDITORS' CONSENT





To the Board of Managers of
     Dow (SM) Target Variable Fund LLC:



We consent to the use of our report for the Dow (SM) Target Variable Fund LLC dated February 18, 2003, incorporated by reference herein, and to the reference to our firm under the headings "Financial Highlights of Dow Target Variable Fund LLC" in the Prospectus and "Independent Auditors" and "Financial Statements" in the Statement of Additional Information.




/s/ KPMG LLP
Columbus, Ohio
April 24, 2003

                             Jones & Blouch  L.L.P.
                                 Suite 410-East
                        1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                                 April 24, 2003


Board of Managers
Dow Target Variable Fund LLC
One Financial Way
Cincinnati, OH 45242

    Re:   Dow Target Variable Fund LLC
          Registration Statement on Form N-1A
          File No. 333-64349
          -----------------------------------

Dear Sirs:


        We hereby consent to the reference to this firm under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment No. 6 under the Securities Act of 1933 to the Registration Statement for Dow Target Variable Fund LLC (File No. 333-64349).


                                        Very truly yours,

                                        /s/ JONES & BLOUCH L.L.P.
                                            --------------------
                                            Jones & Blouch L.L.P.